MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 222,818	$ 225,438
ILS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	90,924	88,658
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,971	1,657
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	128,099	133,481
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,660	1,548
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 164	$ 94